Investment Strategy	Jan. 22, 2026
Calamos S&P 500 Structured Alt Protection ETF - January | Calamos S&P 500 Structured Alt Protection ETF - January
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - February | Calamos S&P 500 Structured Alt Protection ETF - February
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - March | Calamos S&P 500 Structured Alt Protection ETF - March
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - April | Calamos S&P 500 Structured Alt Protection ETF - April
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - May | Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - June | Calamos S&P 500 Structured Alt Protection ETF - June
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - July | Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - August | Calamos S&P 500 Structured Alt Protection ETF - August
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - September | Calamos S&P 500 Structured Alt Protection ETF - September
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - October | Calamos S&P 500 Structured Alt Protection ETF - October
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - November | Calamos S&P 500 Structured Alt Protection ETF - November
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos S&P 500 Structured Alt Protection ETF - December | Calamos S&P 500 Structured Alt Protection ETF - December
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Nasdaq-100 Structured Alt Protection ETF - March | Calamos Nasdaq-100 Structured Alt Protection ETF - March
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Nasdaq-100 Structured Alt Protection ETF - June | Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Nasdaq-100 Structured Alt Protection ETF - September | Calamos Nasdaq-100 Structured Alt Protection ETF - September
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Nasdaq-100 Structured Alt Protection ETF - December | Calamos Nasdaq-100 Structured Alt Protection ETF - December
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Russell 2000 Structured Alt Protection ETF - January | Calamos Russell 2000 Structured Alt Protection ETF - January
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Russell 2000 Structured Alt Protection ETF - April | Calamos Russell 2000 Structured Alt Protection ETF - April
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Russell 2000 Structured Alt Protection ETF - July | Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Russell 2000 Structured Alt Protection ETF - October | Calamos Russell 2000 Structured Alt Protection ETF - October
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin Structured Alt Protection ETF - January | Calamos Bitcoin Structured Alt Protection ETF - January
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin Structured Alt Protection ETF - April | Calamos Bitcoin Structured Alt Protection ETF - April
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin Structured Alt Protection ETF - July | Calamos Bitcoin Structured Alt Protection ETF - July
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin Structured Alt Protection ETF - October | Calamos Bitcoin Structured Alt Protection ETF - October
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin 90 Series Structured Alt Protection ETF - January | Calamos Bitcoin 90 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin 90 Series Structured Alt Protection ETF - April | Calamos Bitcoin 90 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin 90 Series Structured Alt Protection ETF - July | Calamos Bitcoin 90 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin 90 Series Structured Alt Protection ETF - October | Calamos Bitcoin 90 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin 80 Series Structured Alt Protection ETF - January | Calamos Bitcoin 80 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin 80 Series Structured Alt Protection ETF - April | Calamos Bitcoin 80 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin 80 Series Structured Alt Protection ETF - July | Calamos Bitcoin 80 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Calamos Bitcoin 80 Series Structured Alt Protection ETF - October | Calamos Bitcoin 80 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Strategy Narrative [Text Block]

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference